Aston Funds

(the “Trust”)

ASTON/Anchor Capital Enhanced Equity Fund	ASTON/Montag & Caldwell Balanced Fund
ASTON/Barings International Fund	ASTON/Montag & Caldwell Growth Fund
ASTON/Cornerstone Large Cap Value Fund	ASTON/Montag & Caldwell Mid Cap Growth Fund
ASTON/DoubleLine Core Plus Fixed Income Fund	ASTON/Pictet International Fund
ASTON/Fairpointe Mid Cap Fund	ASTON/River Road Dividend All Cap Value Fund
ASTON/Fairpointe Focused Equity Fund	ASTON/River Road Dividend All Cap Value Fund II
ASTON/Guardian Capital Global Dividend Fund	ASTON/River Road Independent Value Fund
ASTON/Harrison Street Real Estate Fund	ASTON/River Road Long-Short Fund
ASTON/Herndon Large Cap Value Fund	ASTON/River Road Select Value Fund
ASTON/Lake Partners LASSO Alternatives Fund	ASTON/River Road Small Cap Value Fund
ASTON/LMCG Emerging Markets Fund	ASTON/Silvercrest Small Cap Fund
ASTON/LMCG Small Cap Growth Fund	ASTON/TCH Fixed Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated April 1, 2016 to the Statement of Additional Information dated February 29, 2016

(the “SAI”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the SAI and should be retained and read in conjunction with the SAI. Keep it for future reference.

TRUST OFFICER UPDATE

Effective March 17, 2016, Ms. Keitha L. Kinne was appointed Chief Operating Officer and Mr. Donald S. Rumery was appointed Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer of the Trust. The following information replaces, in its entirety, the information in the subsection relating to “Officer(s) Who are Not Trustees” of the “Trustees and Officers of the Trust” section starting on page 67 of the SAI:

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Officer(s) Who Are Not Trustees
Jeffrey T. Cerutti c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 48 President, Chief Executive Officer and Principal Executive Officer	Since 2015

Chief Executive Officer of Aston Asset Management, LLC (2016–Present); Chief Executive Officer, AMG Funds LLC (2014–Present); Director, President and Principal, AMG Distributors, Inc. (2014–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014–Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); President, VP Distributors (2011–2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010–2014); Managing Director, Head of Sales, UBS Global Asset Management (2001–2010).

			N/A	N/A	N/A
Keitha L. Kinne c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 57 Chief Operating Officer	Since 2016

Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016-Present); Chief Operating Officer, AMG Funds LLC (2007–Present); Chief Investment Officer, AMG Funds LLC (2008 – Present); Chief Operating Officer, AMG Distributors, Inc. (2007– Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012–2014); Managing Partner, AMG Funds LLC (2007–2014); President, AMG Distributors, Inc. (2012–2014); Managing Director, Legg Mason & Co., LLC (2006–2007); Managing Director, Citigroup Asset Management (2004–2006).

			N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Donald S. Rumery c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 57 Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer	Since 2016

Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2008–Present); Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005–Present); Treasurer, AMG Funds III (1995– Present); Treasurer, AMG Funds (1999–Present); Treasurer, AMG Funds I and AMG Funds II (2000–Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007–Present); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000–2012); Vice President, AMG Funds LLC (1994–2004).

			N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Gerald F. Dillenburg, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 49 Chief Compliance Officer and Sarbanes–Oxley Code of Ethics Compliance Officer	Since 1996

Chief Compliance Officer, Aston Asset Management, LLC (2006– Present); Chief Financial Officer, Aston Asset Management, LLC (2006– 2010); Treasurer, Aston Funds (1996-2010); Secretary, Aston Funds (1996-2015); Chief Financial Officer, Aston Funds (1997-2010); Chief Operating Officer, Aston Funds (2003–2016).

			N/A	N/A	N/A
Mark J. Duggan c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 51 Secretary and Chief Legal Officer	Since 2015

Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015–Present); Senior Vice President and Senior Counsel, AMG Funds LLC (2015– Present); Attorney, K&L Gates, LLP (2009–2015).

			N/A	N/A	N/A
John C. Ball c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 40 Assistant Treasurer	Since 2016

Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).

			N/A	N/A	N/A
Laura M. Curylo, CPA c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 47 Assistant Treasurer	Since 2006

Vice President and Controller, Aston Asset Management, LLC (2006-Present); Treasurer and Chief Financial Officer, Aston Funds (2006-2016); Chief Financial Officer, Aston Asset Management, LLC (2010-2015).

			N/A	N/A	N/A
James A. Dimmick c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 41 Assistant Secretary	Since 2008	Vice President, Operations and Compliance, Aston Asset Management, LLC (2008-Present).	N/A	N/A	N/A
Maureen A. Meredith c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 30	Since 2016	Vice President, Counsel, AMG Funds LLC (2015-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Assistant Secretary		Funds III (2016-Present); Associate, Ropes & Gray LLP (2011-2015); Law Fellow, Massachusetts Appleseed Center for Law and Justice (2010-2011).
Marc Peirce c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 53 Assistant Secretary	Since 2001	Vice President, Compliance Officer, AMG Funds LLC (2016-Present); Vice President, Aston Asset Management, LLC (1998-2016); Assistant Chief Compliance Officer, Aston Asset Management, LLC (2006-2016).	N/A	N/A	N/A
Diana M. Podgorny c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 36 Assistant Secretary	Since 2010

Vice President, Counsel, AMG Funds LLC (2016-Present); Assistant Secretary, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2016-Present); Vice President, Counsel, Aston Asset Management, LLC (2010-2016).

			N/A	N/A	N/A
Patrick J. Spellman c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 41 Anti-Money Laundering Compliance Officer	Since 2016

Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

			N/A	N/A	N/A

ASTON/LMCG EMERGING MARKETS FUND PORTFOLIO MANAGER UPDATE

Effective immediately, all information regarding Mr. Vikram Srimurthy on pages 115 and 123 of the SAI is deleted in its entirety.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM UPDATE

At a meeting of the Board of Trustees of the Trust (the “Board”) held on March 17, 2016, the Board approved PricewaterhouseCoopers LLP as the Funds’ independent registered public accounting firm for the Funds’ fiscal year ending October 31, 2016. The following information replaces, in its entirety, the third paragraph of section “Counsel and Independent Registered Public Accounting Firm” on page 130 of the SAI:

PricewaterhouseCoopers LLP, with offices at 101 Seaport Boulevard, Suite 500, Boston, MA 02210, is the Trust’s independent registered public accounting firm.

For the Funds’ fiscal year ended October 31, 2015, Ernst & Young LLP served as the independent registered public accounting firm for the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS UPDATE

Effective April 1, 2016, the following information replaces, in its entirety, the section “Disclosure of Portfolio Holdings” on page 134 of the SAI:

Except for ASTON/River Road Long-Short Fund and ASTON/Fairpointe Mid Cap Fund, each Fund’s complete portfolio holdings as of the end of each calendar month are generally posted on the Funds’ website, www.astonfunds.com, on or about the tenth business day after the month-end. A subset of portfolio holdings for ASTON/River Road Long-Short Fund, as of the end of each calendar month, are generally posted on the Fund’s website on or about the tenth business day after the month end. Complete portfolio holdings for ASTON/River Road Long-Short Fund and ASTON/Fairpointe Mid Cap Fund are made available as of the end of each calendar quarter and are generally posted on the Funds’ website on or about the tenth business day after the quarter-end.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings to be shared with the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, including the Trust’s custodian, fund accountants, Adviser, a Fund’s subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information, imposed by law and/or contract, or by the procedures of the Trust. Nonpublic portfolio holdings may also be disclosed by a Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of borrowing facilities, if (i) the Fund CCO has made a determination that the disclosure of portfolio holdings information in the manner and at the time proposed is consistent with a legitimate business purpose of the Funds; and (ii) the recipient has been informed in writing that it is subject to a duty of confidentiality with respect to that information and undertakes not to trade in securities or other property on the basis of that information unless and until that information is made publicly available. These conditions do not apply to portfolio holdings released to such third parties after they have been posted on the website. The Funds may provide portfolio holdings information to the following data providers, fund ranking/rating services, independent consultants and fair valuation services: Lipper, Inc., Morningstar, Inc., Interactive Data Corporation, FactSet, Bloomberg, Wilshire Associates, Vestar Capital Partners and Veritas Document Solutions, LLC. The Funds may disclose non-public current portfolio holdings information to Interactive Data Corporation on a daily basis for valuation purposes, to FactSet and

Bloomberg on a daily basis for portfolio holdings analysis, to Wilshire Associates on the 7th business day of every month for consulting services, portfolio holdings and performance analysis, to Vestar Capital Partners on a monthly basis for proxy voting purposes and to Veritas Document Solutions, LLC on a quarterly basis for services related to Fund marketing materials. The Funds also provide current portfolio holdings information to Lipper, Inc., Morningstar, Inc. and various institutional investment consultants and other related firms, but only after such information has already been disclosed to the general public.

Disclosure of a Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the CCO of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings. The Board receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The CCO or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

Each Fund discloses its portfolio holdings to the extent required by law.

For more information, please call Aston Funds: 800–992–8151 or visit our website at www.astonfunds.com.

SUPP SAI 0416